Summary of Material Accounting Policies - Schedule of Property, Plant, and Equipment (Details)	12 Months Ended
Dec. 31, 2025
Computers
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	5 years
Minimum | Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	2 years
Maximum | Building and leasehold/land improvements
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	50 years
Maximum | Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	10 years